ML MBS Services Limited UNAUDITED FINANCIAL STATEMENTS FOR THE THREE-MONTHS ENDED JUNE 29, 2007

ML MBS SERVICES LIMITED

INDEX TO FINANCIAL STATEMENT SCHEDULES

Page

Statement Of Earnings And Comprehensive Income	2

Balance Sheet	3

Notes to the Financial Statements	4-5

ML MBS SERVICES LIMITED

STATEMENT OF EARNINGS AND COMPREHENSIVE INCOME

(in British Pounds)

For the three-months ended June 29, 2007 (Unaudited)

REVENUES

Principal transactions	-

NET EARNINGS AND COMPREHENSIVE INCOME	£ -

The accompanying notes are an integral part of the Financial Statements.

ML MBS SERVICES LIMITED

BALANCE SHEET

(in British Pounds)

	Note	As at June 29, 2007 (Unaudited)

ASSETS

Trading assets, at fair value	3	44,259,329

TOTAL ASSETS		£44,259,329

LIABILITIES

Trading liabilities, at fair value	3	(44,259,329)

TOTAL LIABILITIES		£(44,259,329)

		£-

MEMBER’S EQUITY

Contributed Capital (£1 per share; 2 shares issued and outstanding)	4	£2
Subscription receivable from Parent		£(2)

TOTAL MEMBER’S EQUITY		£-

The accompanying notes are an integral part of the Financial Statements.

ML MBS SERVICES LIMITED

NOTES TO THE FINANCIAL STATEMENT

NOTE 1. ORGANIZATION AND NATURE OF OPERATIONS

Organization

ML MBS Services Limited (hereinafter referred to as the “Company”) is a Limited Liability Company registered in the United Kingdom.

The Company was incorporated on March 30, 2007 as Hackremco (No. 2474) Limited and subsequently changed its legal name to ML MBS Services Limited on April 27, 2007.

The Company is a wholly-owned subsidiary of Merrill Lynch European Asset Holdings, Inc., a U.S. incorporated legal entity.

Nature of Operations

The Company is principally engaged in holding cross currency swaps.

NOTE 2. BASIS OF PREPARATION

The financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America.

The preparation of the financial statements require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses. Actual results may differ from estimates.

The functional and reporting currency of the Company is the British Pound. The financial statements are presented in British Pounds.

NOTE 3. TRADING ASSETS AND LIABILITIES, AT FAIR VALUE

The Company’s trading assets and liabilities relate to cross-currency swaps.

NOTE 4. MEMBER'S EQUITY

The Company has in issue 2 ordinary shares at £1 per share. Merrill Lynch European Asset Holdings, Inc. subscribed to purchase those shares.

The £2 to be received from Merrill Lynch European Asset Holdings, Inc. is classified as a deduction from Member’s equity as “Subscription receivable from Parent”. Accordingly, a Statement of Changes in Member’s Equity is not shown.

Management believes that all related party transactions have been made on an arm’s length basis.

ML MBS SERVICES LIMITED

NOTES TO THE FINANCIAL STATEMENT (CONTINUED)

NOTE 5. OPERATING RESULTS AND CASHFLOWS FOR THE THREE-MONTHS ENDED JUNE 29, 2007

The Company has entered into cross-currency swaps. There have been no cash flows for the three-months ended June 29, 2007. As a result, a Statement of Operations and Cash Flows has not been presented.

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